Cohen & Steers MLP & Energy Opportunity Fund, Inc.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS I (MLOIX), CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

280 PARK AVENUE
NEW YORK, NEW YORK 10017
PROSPECTUS
Advisor
Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, New York 10017
Telephone: (212) 832-3232
Transfer Agent
Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
Telephone: (800) 437-9912
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.
APRIL 1, 2016,
as amended MAY 4, 2016

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

Summary Section

Investment Objective
The investment objective of Cohen & Steers MLP & Energy Opportunity Fund, Inc. (the “Fund”) is to provide attractive total return, comprised of current income and price appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”).
	Class A	Class C	Class I	Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00% (1)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	None	0.50%	None
Other Expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Shareholder Service Fee(2)	0.10%	0.25%	0.10%	None	None
Total Other Expenses(3)	0.66%	0.81%	0.66%	0.56%	0.56%
Total Annual Fund Operating Expenses(3,4)	1.91%	2.56%	1.66%	2.06%	1.56%
Fee Waiver/Expense Reimbursement(5)	(0.45)%	(0.45)%	(0.55)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(4,5)	1.46%	2.11%	1.11%	1.61%	1.11%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	Estimated to reflect the maximum amount of shareholder servicing fees that may be paid by a share class. Actual amounts could be less.
(3)	This expense information differs from the Fund’s most recent annual report. Total other expenses have been restated to reflect estimated other expenses to be incurred for the fiscal year ending November 30, 2016.
(4)	Excludes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement. With these expenses the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.92% and 1.47% for Class A shares, 2.57% and 2.12% for Class C shares, 1.67% and 1.12% for Class I shares, 2.07% and 1.62% for Class R Shares, and 1.57% and 1.12% for Class Z shares, respectively.
(5)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the “Advisor”), has contractually agreed to waive, through

June 30, 2017, the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) to 1.45% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares, 1.60% for Class R shares and 1.10% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2017 (through June 30, 2017, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$592	$970	$1,385	$2,538
Class C Shares
Assuming redemption at the end of the period	$314	$743	$1,310	$2,853
Assuming no redemption at the end of the period	$214	$743	$1,310	$2,853
Class I Shares	$113	$456	$ 837	$1,907
Class R Shares	$164	$591	$1,056	$2,344
Class Z Shares	$113	$437	$ 796	$1,808
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Master Limited Partnerships (“MLPs”) and Related Companies (as defined herein). The Fund may invest in MLPs and Related Companies of any market capitalization. “MLPs and Related Companies” may include:
(i) MLPs—energy-related master limited partnerships and limited liability companies that are publicly traded and treated as partnerships or C corporations for U.S. federal income tax purposes. Direct investments in MLPs may take the form of debt or equity, including, without limitation, common units, preferred units, convertible subordinated units and securities of affiliates of MLPs, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which includes, without limitation, general partner interests, incentive distribution rights, common units and subordinated units);
(ii) securities of companies other than MLPs that derive at least 50% of their revenues or operating income from the exploration, production, gathering, transportation, processing, storage, refining,

distribution or marketing of natural gas, natural gas liquids (“NGLs”) (including propane), crude oil, refined petroleum products, coal or other energy sources;
(iii) exchange-traded notes (“ETNs”) whose returns are linked to the returns of MLPs or MLP indices;
(iv) securities of exchange-traded, open-end or closed-end funds that invest primarily in MLPs or their affiliates; and
(v) instruments that provide economic exposure to each type of investment listed in items (i) through (iv) above, including derivative instruments such as, among others, forward contracts, futures and options thereon, options and swaps.
MLPs are considered to be “energy related” if they own or otherwise engage in activities related to energy infrastructure in the U.S., such as assets related to exploration, development, mining, production, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide.
The Fund may invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its net assets directly in MLPs that are “qualified publicly traded partnerships” (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to regulated investment companies (“RICs”).
The Fund may also invest up to 50% of its net assets in foreign securities, including those issued by companies in emerging markets.
The Fund may invest up to 20% of its net assets in investments that are not MLPs and Related Companies.
Debt securities issued by MLPs and Related Companies may include those rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by one nationally recognized statistical rating organization (“NRSRO”) or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” The Fund may invest in debt securities without regard to their maturity or credit rating.
The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks.

Principal Risks of Investing in the Fund
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Current Market Volatility Risk
The Fund’s strategy of focusing its investments in MLPs and Related Companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets may significantly affect the performance of the energy infrastructure industry, as well as the performance of the MLPs and Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of MLPs and Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Energy Sector Risks
The Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:
•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs and Related Companies.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of MLPs and Related Companies to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of MLPs and Related Companies.
•	Extreme weather or other natural disasters could impact the value of MLPs and Related Companies.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
•	Threats of attack by terrorists on energy assets could impact the market for MLPs and Related Companies.
•	Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

MLP and Related Company Securities Risks
•	Limited Partner Risk. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of equity securities issued by MLPs have the rights typically afforded to limited partners in a limited partnership. As compared to common shareholders of a corporation, holders of such equity securities have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in certain MLP units (described further under “Tax Risks” below). Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example, a conflict may arise as a result of incentive distribution payments.
•	Affiliated Party Risk. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.
•	General Equity Securities Risk. Equity securities issued by MLPs also are subject to the risks associated with all equity investments, including the risk that the value of such securities will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, equity securities of MLPs and MLP affiliates held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
•	MLP Subordinated Units. MLP subordinated units are MLP units that are subordinate in the capital structure to common units. The Fund will typically purchase MLP subordinated units through negotiated transactions directly with affiliates of MLPs and institutional holders of such units or will purchase newly-issued subordinated units directly from MLPs. Holders of MLP subordinated units are typically entitled to receive minimum quarterly distributions (“MQDs”) after payments to holders of common units have been satisfied and prior to incentive distributions to the general partner or managing member. MLP subordinated units do not typically provide arrearage rights. MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio. The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.
•	Debt Securities. Debt securities issued by MLPs are subject to the risks associated with all debt investments, including interest rate risk, credit risk and lower rated securities risk. Interest rate risk is the risk that bond prices will decline because of rising interest rates. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower rated securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities.

•	MLP Affiliates and MLP I-Shares. Affiliates of MLPs, such as general partners or managing members of MLPs, may issue equity securities in which the Fund may invest. Many issuers of such equity securities are treated as C corporations for U.S. federal income tax purposes and therefore will have different tax characteristics than securities of QPTPs. MLP I-Shares are securities issued by MLP affiliates that use the proceeds from the sale of MLP I-Shares to purchase limited partnership interests in the MLP in the form of MLP i-units. Securities of MLP affiliates and MLP I-Shares represent an indirect investment in the equity securities of MLPs. Prices and volatilities of the securities of MLP affiliates and MLP I-Shares tend to correlate to the price of MLP common units. Holders of the securities of MLP affiliates and MLP I-Shares are therefore subject to the same risks as holders of equity securities of MLPs.
•	MLP Funds. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.
•	ETNs. An ETN is typically an unsecured, unsubordinated debt security issued by a sponsoring institution, which may include a government entity, financial institution or corporation. ETNs are subject to the credit risk of the sponsoring institution as well as market risk. ETNs that track the performance of MLPs or MLP indices are also subject to the risks applicable to investments in MLPs.
Interest Rate Risk to MLPs and Related Companies
Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and other entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and other entities operating in the energy sector as the yields on alternative investments increase. These risks may be greater in the current market environment because certain interest rates are at historically low levels.
Tax Risks
The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in QPTPs. The Fund expects that the MLPs in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (“IRS”) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement.

Common Stock Risk
The Fund may invest in the common stocks of issuers that are non-MLPs. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Preferred Securities Risk
Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.
Credit and Below Investment Grade Securities Risk
Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Convertible Securities Risk
Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Royalty and Income Trust Risk
Royalty and income trusts generally make single-sector or even single-enterprise investments, and their investments are therefore sensitive to business cycles, particularly real estate or commodities trusts. Certain trusts may be considered partnerships and their interests may not provide the same limited liability protection as common stocks. Distributions from these trusts may include return of capital invested and, since valuation of a trust’s unit is often driven by a multiple of the entire distribution, units of a trust distributing returns of capital may be priced above their economic value. Royalty trusts and income trusts do not guarantee minimum distributions or even return of capital, and if a trust’s investments lose money, the trust can reduce or even eliminate distributions, which will typically be accompanied by a loss in the market value of trust units. To the extent these trusts pay out more than their net income (returns of capital), the trusts’ capital will decline over time. To the extent that the value of royalty trusts or income trusts is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the trusts’ market value. Royalty trusts and income trusts frequently are found in Canada, and an investment in a Canadian trust will be subject to certain additional risks of investing in foreign securities.
Liquidity Risk
Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so.

Small Capitalization Risk
The Fund expects to invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indexes, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Foreign (Non-U.S.) Securities Risk
Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Emerging Markets Risk
Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.
Other Investment Companies Risk
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from net asset value (“NAV”) risk of anti-takeover provisions and non-diversification.
Derivatives Risk
The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.
Management Risk
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Non-Diversification Risk
As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods. In addition to the broad-based market index, the table shows performance of the Alerian Energy Infrastructure Index, a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities, and the Alerian MLP Index, a composite of the 50 most prominent energy MLPs calculated using a float-adjusted, capitalization-weighted methodology. The Advisor believes that these indexes, as compared to the broad-based market index, are comprised of securities that are more representative of the Fund's investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

Class A Shares
Annual Total Returns(1)
Highest quarterly return during this period:    16.75% (quarter ended June 30, 2014)
Lowest quarterly return during this period:    -26.42% (quarter ended September 30, 2015)

(1) The annual total returns for the Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
Average Annual Total Returns
(for the periods ended December 31, 2015)
	1 Year	Since Inception (December 20, 2013)
Class A Shares
Return Before Taxes	(41.68)%	(17.45)%
Return After Taxes on Distributions	(41.82)%	(17.83)%
Return After Taxes on Distributions and Sale of Fund Shares	(23.44)%	(12.93)%
Class C Shares
Return Before Taxes	(39.98)%	(16.11)%
Class I Shares
Return Before Taxes	(38.71)%	(15.24)%
Class R Shares
Return Before Taxes	(38.97)%	(37.13)% (1)
Class Z Shares
Return Before Taxes	(38.71)%	(15.28)%
Alerian Energy Infrastructure Index(2)	(37.14)%	(13.85)%
Alerian MLP Index(3)	(32.59)%	(14.05)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(4)	1.38%	8.15%

(1)	The inception date for Class R shares is October 1, 2014.
(2)	The Alerian Energy Infrastructure Index is a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities.
(3)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs calculated using a float-adjusted, capitalization-weighted methodology.
(4)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance.

After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Management
Advisor
Cohen & Steers Capital Management, Inc. (the “Advisor”)
Subadvisors
Cohen & Steers Asia Limited (“CNS Asia”)
Cohen & Steers UK Limited (“CNS UK”)
Portfolio Managers
The Fund's portfolio managers are:
Robert Becker—Senior Vice President of the Advisor. Mr. Becker has been a portfolio manager of the Fund since inception.
Ben Morton—Senior Vice President of the Advisor. Mr. Morton has been a portfolio manager of the Fund since inception.
Tyler Rosenlicht—Vice President of the Advisor. Mr. Rosenlicht has been a portfolio manager of the Fund since 2015.

Purchase and Sale of Fund Shares
	Class A and C Shares	Class I Shares	Class R and Z Shares
Minimum Initial Investment	• No minimum	• $100,000 (aggregate for registered advisors)	• No minimum
Minimum Subsequent Investment	• No minimum • $100 for Automatic Investment Plans	• No minimum • $500 for Automatic Investment Plans	• No minimum • $50 for Automatic Investment Plans
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (“NYSE”) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the “Distributor”). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:
Boston Financial Data Services
Cohen & Steers Funds
P.O. Box 8123
Boston, MA 02266-8123
Phone: (800) 437-9912

Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective, Principal Investment Strategies and Related Risks

Objective
The investment objective of the Fund is to provide attractive total return, comprised of current income and price appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objective. In pursuing its investment objective, the Fund seeks both capital appreciation and current income.

Principal Investment Strategies
In making investment decisions with respect to securities purchased by the Fund, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive level of distributions. Their potential for capital appreciation is also evaluated. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, and distribution coverage ratio. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price to distributable cash flow multiples, distributable cash flow growth rate and distribution yield, among other metrics.
The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s SAI.

Master Limited Partnerships
MLPs are generally publicly traded entities that are organized under state law as limited partnerships or limited liability companies and receive partnership or C corporation taxation treatment under the Code (sometimes referred to as “master limited partnerships”). Interests in MLPs (so-called “units”) are often traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its gross income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, mining, production, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes, and, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The extent of the Fund’s investments in MLPs that are treated as partnerships (i.e., QPTPs), and the manner in which the Fund makes such investments, are limited by its intention to qualify as a RIC for U.S. federal income tax purposes, and can bear on its ability to so qualify. Currently, most MLPs operate in the energy and/or natural resources sectors.
MLPs in the energy sector can generally be classified into the following industries:
•	Pipeline MLPs. Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
•	Gathering and Processing MLPs. Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of NGLs. Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end-user markets. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.

•	Midstream MLPs. Midstream MLPs own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats). Midstream MLPs and energy companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of factors including, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.
•	Propane MLPs. Propane MLPs are distributors of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves a small portion of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. A majority of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
•	Exploration and Production MLPs (“E&P MLPs”). E&P MLPs include MLPs that are engaged in the exploration, development, production and acquisition of crude oil and natural gas properties. E&P MLP cash flows generally depend on the volume of crude oil and natural gas produced and the realized prices received for crude oil and natural gas sales.
•	Coal MLPs. Coal MLPs are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. Coal MLPs derive revenue from production and sale of coal, or from royalty payments related to leases to coal producers. Electricity generation is the primary use of steam coal in the United States. The primary use for metallurgical coal is the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process). Demand for electricity and supply of alternative fuels to generators are the primary drivers of coal demand. Coal MLPs are subject to operating and production risks, such as: the MLP or a lessee meeting necessary production volumes; federal, state and local laws and regulations which may limit the ability to produce coal; the MLP’s ability to manage production costs and pay mining reclamation costs; and the effect on demand that the Environmental Protection Agency’s (“EPA”) standards set in the 1990 Clean Air Act or other laws, regulations or trends have on coal-end users.
•	Marine Shipping MLPs. Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping MLPs derive revenue from charging customers for the transportation of these products utilizing the MLPs’ vessels. Transportation services are typically provided pursuant to a charter or contract, the terms of which vary depending on, for example, the length of use of a particular vessel, the amount of cargo transported, the number of voyages made, the parties operating a vessel or other factors.
•	Upstream MLPs. Upstream MLPs are businesses engaged in the acquisition, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
The Fund may invest in equity securities and debt securities issued by MLPs.
•	Equity Securities of MLPs. Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units.
•	MLP Common Units. MLP common units are typically listed and traded on national securities exchanges, including the NYSE and the NASDAQ. The Fund will typically purchase MLP common units through open market transactions, but may also acquire MLP common units through direct placements. Holders of MLP common units have limited control and voting rights. Holders of MLP common units are typically entitled to receive a MQD, including arrearage rights, from the issuer.
•	MLP Subordinated Units. MLP subordinated units are not typically listed on an exchange or publicly traded. The Fund will typically purchase MLP subordinated units through negotiated transactions directly with affiliates of MLPs and institutional holders of such units or will purchase newly-issued subordinated units directly from MLPs. Holders of MLP subordinated units are typically entitled to receive MQDs after payments to holders of common units have been satisfied and prior to incentive distributions to the general partner or managing member. MLP subordinated units do not typically provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the MLP of specified financial goals.
•	MLP Preferred Units. MLP preferred units are not typically listed on an exchange or publicly traded. The Fund will typically purchase MLP preferred units through negotiated transactions directly with MLPs, affiliates of MLPs and institutional holders of such units. Holders of MLP preferred units can be entitled to a wide range of voting and other rights, depending on the structure of each separate security.

•	Debt Securities of MLPs. Debt securities issued by MLPs and Related Companies may include those rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by a NRSRO or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” A debt security of an MLP will be considered to be investment grade if it is rated as such by one of Moody’s, S&P, Fitch or another NRSRO or, if unrated, is judged to be investment grade by the Advisor at the time of purchase. The Fund may invest in debt securities without regard to their maturity or credit rating. Investments in debt securities of MLPs will have different tax characteristics than equity securities of MLPs.
Securities of MLP Affiliates
Equity securities issued by affiliates of MLPs include certain securities issued by the general partners or managing members of MLPs. Many issuers of such equity securities are treated as C corporations for U.S. federal income tax purposes and therefore will have different tax characteristics than equity securities of QPTPs. The Fund intends to purchase equity securities of MLP affiliates through market transactions, but may also acquire such equity securities through direct placements.
•	MLP I-Shares. Issuers of “MLP I-Shares” use the proceeds from the sale of MLP I-Shares to purchase limited partnership interests in the MLP in the form of MLP i-units. Thus, MLP I-Shares represent an indirect interest in an MLP limited partnership interest. MLP i-units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. MLP I-Shares themselves have limited voting rights and are similar in that respect to MLP common units. MLP I-Shares differ from MLP common units in a number of respects, including that instead of receiving cash distributions, holders of MLP I-Shares will typically receive distributions of additional MLP I-Shares with a value equal to the cash distributions received by common unit holders. MLP I-Shares are traded on securities exchanges.
•	MLP General Partner or Managing Member Interests. The general partner or managing member interest in MLPs is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the

MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of incentive distribution rights to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.
•	ETNs Linked to MLPs. The Fund may invest in ETNs that track the performance of MLPs or MLP indices. An ETN is typically an unsecured, unsubordinated debt security issued by a sponsoring institution, which may include a government entity, financial institution or corporation. Similar to other debt securities, ETNs have a maturity date and are backed only by the credit of the sponsoring institution. The returns of ETNs are usually linked to the performance of securities or market indices, less investor fees and all other costs. When an investor buys an ETN linked to MLPs or MLP indices, the sponsoring institution promises to pay the amount related to the value of the underlying MLP(s) or MLP index, minus fees and all other costs, upon maturity. ETNs are subject to the risk that the sponsoring institutions will be unable to pay their obligations as well as the risks associated with investing in MLPs. Investments in such securities will have different tax characteristics than equity securities of MLPs.
Non-MLPs and Related Companies
The Fund may invest in common and preferred stock, convertible securities, warrants and depository receipts of companies that are organized as corporations, limited liability companies or limited partnerships, although the Fund may invest no more than 20% of its net assets in securities issued by issuers other than MLPs and Related Companies.
•	Common Stock. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and may under-perform relative to fixed-income securities during certain periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events which affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.
•	Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally, the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tends to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors. In addition, some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the Fund’s portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise paid. Preferred stock of certain companies offers the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company’s performance improves.
•	Debt Securities. The Fund may invest in the debt securities, including preferred securities and other fixed-income securities, including hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Such debt securities may include those that, at the time of investment, are rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by an NRSRO or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” A security will be considered to be investment grade if it is rated as such by one of Moody’s, S&P, Fitch or another NRSRO or, if unrated, are judged to be investment grade by the Advisor at the time of purchase. The rate of interest on a debt obligation may be fixed, floating or variable. The Fund may invest in debt securities without regard to their maturity or credit rating.
•	Convertible Securities. A convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
•	Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor for inclusion in the Fund’s portfolio.

•	Royalty Trusts. A royalty trust is a trust which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. These trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on a royalty trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty trust to finance internal growth through exploration is limited. Therefore, royalty trusts typically grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt.
Foreign (Non-U.S.) Securities and Depositary Receipts
The Fund may invest in securities of foreign issuers, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. The Fund may invest in foreign issuers in both developed and emerging markets.
Other Investment Companies
The Fund may invest in securities of closed-end funds, open-end funds, exchange-traded funds (“ETFs”) and other investment companies, including funds that invest primarily in MLPs and Related Companies, to the extent permitted under Section 12(d)(1) of the 1940 Act and the rules thereunder, or any exemption granted under the 1940 Act. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may also be leveraged. The NAV and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Advisor. The Fund’s investments in other investment companies may be limited by tax considerations. Investments in investment companies that invest primarily in MLPs will generally have different tax characteristics than equity securities of MLPs.

Derivatives Transactions
The Fund may, but is not required to, use, without limit, various Derivatives Transactions described below to seek to generate return, facilitate portfolio management and mitigate risks. Although the Advisor may seek to use these kinds of transactions to further the Fund’s investment objective, no assurance can be given that it will achieve this result. The Fund may enter into (buy or sell) exchange-listed and OTC put and call options on securities (including securities of investment companies and baskets of securities), indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions, such as swaps, caps, floors or collars or credit transactions; equity index, total return and credit default swaps; forward contracts; and structured investments. In addition, the Fund may enter into various currency transactions, such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The Fund may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future. Collectively, all of the above are referred to as “Derivatives Transactions.”
Option Strategy
The Fund may write (or sell) put or call options on indexes or securities with the intention of earning option premiums. In addition, the Fund may write call options if it desires to exit a position when the price of the underlying security rises to a particular level or it may write put options if it desires to acquire an investment at a price below the market price. The Fund may also engage in these transactions in an effort to profit from market movements. The options that the Fund writes may be covered or uncovered. The extent to which the Fund uses the Option Strategy, if at all, will be based on market conditions and will vary from time to time. Under normal market conditions, the notional value of the uncovered (i.e., naked) call options written by the Fund will not exceed 20% of the value of the Fund’s net assets.
An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price (the “exercise price”). Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. When the Fund writes (i.e., sells) a call option on a security held by the Fund (or a security that the Fund has the right to acquire at the same or lesser price than the exercise price of the written call), the written call option is called a “covered call.” If the Fund does not own the security underlying the written call option, or a right to acquire the security underlying the written call option at a price the same or lesser than the exercise price of the written call option, the written call option is known as a “naked call.” Similarly, when the Fund writes (i.e., sells) a put option, the position is considered covered if it owns a corresponding short position in the reference security and naked if the Fund does not own a corresponding short position in the reference security.
The values of options are determined by trading activity in the broad options markets and will be affected by, among other factors, changes in the value of the underlying securities (including those comprising an index) in relation to the exercise price, changes in dividend rates of underlying securities, changes in interest or currency rates, changes in actual or perceived volatility of the stock market and the time remaining until the expiration date.
Call option writing will reduce the potential to benefit from any appreciation in the portion of the Fund’s stock portfolio with respect to which call options are written. In effect, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund with respect to which the option was written above the sum of the premium and the exercise price. For index options, this will depend, in part, on the extent of correlation of the performance of the Fund’s portfolio securities with the performance of the relevant index. Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
When the Fund writes a naked call option (i.e., without holding the underlying security or instrument), the amount of the Fund’s potential loss would be theoretically unlimited. Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
The transaction costs of buying and selling options consist primarily of the bid-ask spread and commissions (imposed in opening, closing, exercise and assignment transactions). Transaction costs may be higher for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs will decrease the amount of any gain or increase the amount of any loss the Fund realizes on an option. The Fund may seek to close out (terminate) an option it has written by buying an offsetting option or, in the case of some OTC options, agreeing with the option purchaser to terminate the transaction prior to its expiration date. If the Fund terminates an option prior to its expiration, the Fund will have to make a cash payment equal to the value of the option and may incur additional transaction costs. There can be no assurance that the Fund will be able to close out an option written by it at any particular time or at a favorable price.
The Fund generally writes options that are “at-the-money” (the exercise price of the option is equal to the value of the underlying index or stock when the option is written) or “close-to-the-money” (with an exercise price close to the current cash value of the underlying index or the market value of the underlying security when the option is written), but reserves the flexibility to write options that are more substantially “out-of-the-money” (with an exercise price above the current cash value of the underlying index or the market value of the underlying security when the option is written) or are “in-the-money” (with an exercise price below the current cash value of the underlying index or market value of the underlying security when the option is written), based on market conditions and other factors.
A securities index assigns relative values to the securities included in the index (which change periodically), and the index fluctuates with changes in the market values of those securities. An index option typically relates to the securities included in that index. The exercise of an index option requires a cash payment and does not involve the actual purchase or sale of securities. The Fund may write options on “broad-based” market indexes, as well as on narrower indexes, such as those in respect of select sectors. The Fund also may write options on ETFs and other similar instruments designed to correlate with the performance of an index or market segment. The Fund may write options on select sectors and single stocks. The underlying instruments on which the Fund writes options may be sponsored or issued by, or representative of, U.S. or foreign (non-U.S.) indexes or entities.
The Fund may write listed/exchange-traded options contracts, as well as unlisted OTC options, particularly with respect to options on foreign securities or indexes. Listed option contracts in the United States are originated and standardized by the Options Clearing Corporation (the “OCC”). Listed call options are currently traded on the NYSE, the Chicago Board Options Exchange and various other U.S. exchanges, as well as on various foreign exchanges. OTC options are not originated and standardized by the OCC or any other exchange or clearinghouse and are not listed and traded on an options exchange, and therefore involve increased liquidity, counterparty and other risks. See “Principal Risks—Option Strategy Risk.”
Conventional options have expiration dates that can generally be up to nine months from the date the options are first listed for trading. Longer-term options can have expiration dates up to three years from the date of listing. The options the Fund intends to write may be either “European-style” options, which may be exercised only during a specified period of time just prior to the expiration date, or “American-style” options, which may be exercised at any time between the date of purchase and the expiration date.

Principal Risks of Investing in the Fund
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Current Market Volatility Risk
The Fund’s strategy of focusing its investments in MLPs and Related Companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets may significantly affect the performance of the energy infrastructure industry, as well as the performance of the MLPs and Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of MLPs and Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.
Market Risk
Your investment in Fund shares represents an indirect investment in the  securities owned by the Fund, a significant portion of which are traded on a national securities exchange or in the OTC markets. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Energy Sector Risks
Because the Fund will invest at least 80% of its net assets in MLPs and Related Companies, the Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:
•	Risks of Counterparty Financial Distress. Issues in the energy sector may directly affect the Fund’s MLP investments. In addition, the Fund’s MLP investments are themselves exposed to the fortunes of the energy companies with which they do business. For example, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.
•	Commodity Price Risk. MLPs and other entities operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short- and long-term. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of the Organization of the Petroleum Exporting Countries (“OPEC”); taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods. The energy sector as a whole may also be impacted by the perception that the performance of energy sector companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and other companies operating in the energy sector. Recent economic and market events have fueled concerns regarding potential liquidations of commodity futures and options positions.
•	Depletion Risk. MLPs and other entities engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities, exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies. If such companies fail to acquire additional reserves in a cost-effective manner and at a rate at least equal to the rate at which their existing reserves decline, their financial performance may suffer. Additionally, failure to replenish reserves could reduce the amount and affect the tax characterization of the distributions paid by such companies.
•	Supply and Demand Risk. MLPs and other entities operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities. The volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution could be affected by a variety of factors, including depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics, policies of OPEC; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.
•	Regulatory Risk. The energy sector is highly regulated. MLPs and other entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change over time in both scope and intensity. For example, a particular input or by-product may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Specifically, the operations of wells, gathering systems, pipelines, refineries and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:
•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;
•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;
•	the federal Resource Conservation and Recovery Act (“RCRA”) and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and
•	the federal Comprehensive Environmental Response, Compensation, and Liability Act of 1980 (“CERCLA”), also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by MLPs or at locations to which they have sent waste for disposal.
Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.

There is an inherent risk that MLPs and other entities operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs and other entities operating in the energy sector, and the cost of any remediation that may become necessary. MLPs and other entities operating in the energy sector may not be able to recover these costs from insurance.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund may invest.
In the wake of a Supreme Court decision holding that the EPA has some legal authority to deal with climate change under the Clean Air Act, the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the total return of certain of the Fund’s investments.
•	Acquisition Risk. MLPs may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. The ability of MLPs to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers. To the extent that MLPs are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to investors will be limited. There are risks inherent in any acquisition, including erroneous assumptions regarding revenues, acquisition expenses, operating expenses, cost savings and synergies; assumption of liabilities; indemnification; customer losses; key employee defections; distraction from other business operations; and unanticipated difficulties in operating or integrating new product areas and geographic regions. Other companies operating in the energy sector may be subject to similar risks.
•	Weather Risks. Weather plays a role in the seasonality of some MLPs’ cash flows. MLPs in the propane industry, for example, rely on the winter season to generate almost all of their earnings. In an unusually warm winter season, propane MLPs experience decreased demand for their product. Although most MLPs can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions, such as the hurricanes that severely damaged cities along the U.S. Gulf Coast in recent years, demonstrate that no amount of preparation can protect an MLP from the unpredictability of the weather or possible climate change. The damage done by extreme weather also may serve to increase many MLPs’ insurance premiums and could adversely affect such companies’ financial condition and ability to pay distributions to shareholders. Other companies operating in the energy sector may be subject to similar risks.
•	Catastrophic Event Risk. MLPs and other entities operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment and terrorist acts. Since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLPs and other entities operating in the energy sector. MLPs and other entities operating in the energy sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial condition and ability to pay distributions to shareholders.
Master Limited Partnership Risk
Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Many of the Fund’s investments in MLPs will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. If the Fund is one of the largest investors in certain MLPs, it may be more difficult for the Fund to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLPs by the Fund in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of the Fund.
The Fund’s ability to meet its investment objective will depend largely on the amount of the distributions it receives from the MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. MLPs have the ability to modify their distribution policies from time to time without input from or approval of the Fund.
Conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Holders of general partner or managing member interests typically receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of incentive distribution rights to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.
MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that those operating companies may lack or have limited operating histories. The success of the Fund’s investments in an MLP will vary depending on the underlying industry represented by the MLP’s portfolio. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.
Certain MLPs in which the Fund may invest depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs in which the Fund may invest depend upon a limited number of suppliers of goods or services to continue their operations. The loss of those customers or suppliers could have a material adverse effect on an MLP’s results of operations and cash flow, and on its ability to make distributions to unit holders such as the Fund.
The Fund is not responsible for operating MLPs and similar entities and cannot control or monitor their compliance with applicable tax, securities and other laws and regulations necessary for the profitability of such investments. Holders of MLP units could potentially become subject to liability for all of the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute “control” of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Furthermore, the structures and terms of the MLPs and other entities described in this Prospectus may not be indicative of the structure and terms of every entity in which the Fund invests. Although the MLP sector has grown significantly in recent years, such market trends may not continue due to economic conditions, which are not predictable, or other factors.

Market prices generally will be unavailable for some of the Fund’s investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs and private companies. The value of such securities will be determined by fair valuations determined by the Board of Directors or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board of Directors. Proper valuation of such securities may require more reliance on the judgment of the Advisor than for valuation of securities for which an active trading market exists.
Tax Risks
The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Code. For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in QPTPs. The Fund expects that the MLPs in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (“IRS”) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement.
In order to qualify as a RIC, the Fund must also derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Distributions that the Fund receives from a QPTP will be qualifying income for purposes of the 90% gross income test. Certain of the Fund’s other investments, such as certain commodity-linked instruments, royalty trusts or income trusts, may not give rise to qualifying income. If the Fund were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would not satisfy the 90% gross income test.
If the Fund were to fail to meet the diversification or income test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income.
MLPs are generally treated as partnerships for U.S. federal income tax purposes (i.e., QPTPs). Partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in a QPTP’s business, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Fund’s investment.
As a partner in each QPTP, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by such QPTP, regardless of whether the QPTP distributes cash to the Fund. The Fund must take such income into account in determining whether the Fund has satisfied the distribution requirements applicable to

RICs under the Code. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. Distributions attributable to gain from the sale of investments in QPTPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. Although the Fund intends to make distributions quarterly, the ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year.
Changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund and/or the MLPs and Related Companies in which the Fund invests.
For more information about U.S. federal income tax consequences of an investment in the Fund, see “Additional Information—Tax Considerations.”
Industry-Specific Risks
MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve.
•	Pipelines. Pipeline companies are subject to the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by the Federal Energy Regulation Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. In addition, FERC has a tax allowance policy, which permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. If FERC’s income tax allowance policy were to change in the future to disallow a material portion of the income tax allowance taken by such interstate pipeline companies, it would adversely impact the maximum tariff rates that such companies are permitted to charge for their transportation services, which would in turn could adversely affect such companies’ financial condition and ability to pay distributions to shareholders.
•	Gathering and processing. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of NGLs and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.
•	Midstream. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, refined petroleum products and natural gas), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Midstream MLPs and other entities that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.
•	Exploration and production. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.
•	Propane. Propane MLPs are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.
•	Coal. MLP entities and other entities with coal assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, mining accidents or catastrophic events, health claims and economic conditions, among others.

•	Marine shipping. Marine shipping (or “tanker” companies) are exposed to many of the same risks as other energy companies. In addition, the highly cyclical nature of the tanker industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the earnings of tanker companies in our portfolio. Fluctuations in charter rates and vessel values result from changes in the supply and demand for tanker capacity and changes in the supply and demand for oil and oil products. Historically, the tanker markets have been volatile because many conditions and factors can affect the supply and demand for tanker capacity. Changes in demand for transportation of oil over longer distances and supply of tankers to carry that oil may materially affect revenues, profitability and cash flows of tanker companies. The successful operation of vessels in the charter market depends upon, among other things, obtaining profitable spot charters and minimizing time spent waiting for charters and traveling unladen to pick up cargo. The value of tanker vessels may fluctuate and could adversely affect the value of tanker company securities in our portfolio. Declining tanker values could affect the ability of tanker companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting tanker company liquidity. Tanker company vessels are at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant loss of tanker company earnings.
Common Stock Risk
The Fund may invest in the common stocks of issuers that are non-MLPs. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Special Risks Related to Preferred Securities
There are special risks associated with investing in preferred securities, including:
•	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
•	Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.
•	Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
•	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
•	Supply of Hybrid-Preferred Securities. The Financial Accounting Standards Board currently is reviewing accounting guidelines relating to hybrid-preferred securities. To the extent that a change in the guidelines could adversely affect the market for, and availability of, these securities, the Fund may be adversely affected. The legislation enacted in 2003 that reduced the Federal income tax rates on dividends may also adversely impact the market and supply of hybrid-preferred securities if the issuance of such securities becomes less attractive to issuers.
•	New Types of Securities. From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.
Credit and Below Investment Grade Securities Risk
Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Preferred securities normally are subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than other debt instruments. The Fund may invest in securities that are rated below investment grade. Below investment grade securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Lower-rated securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and our ability to achieve our investment objective may, to the extent we are invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if we were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. We will not invest in securities which are in default at the time of purchase.
The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of lower-rated securities.
It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.
Interest Rate Risk
Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund’s investment in such securities means that the NAV of the Fund’s shares may tend to decline if market interest rates rise.
During periods of declining interest rates, an issuer may be able to exercise an option to prepay principal earlier than scheduled which is generally known as call or prepayment risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk.
Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
Convertible Securities Risk
Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Royalty and Income Trust Risk
Royalty and income trusts generally make single-sector or even single-enterprise investments, and their investments are therefore sensitive to business cycles, particularly real estate or commodities trusts. Certain trusts may be considered partnerships and their interests may not provide the same limited liability protection as common stocks. Distributions from these trusts may include return of capital invested and, since valuation of a trust’s unit is often driven by a multiple of the entire distribution, units of a trust distributing returns of capital may be priced above their economic value. Royalty trusts and income trusts do not guarantee minimum distributions or even return of capital, and if a trust’s investments lose money, the trust can reduce or even eliminate distributions, which will typically be accompanied by a loss in the market value of trust units. To the extent these trusts pay out more than their net income (returns of capital), the trusts’ capital will decline over time. To the extent that the value of royalty trusts or income trusts is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the trusts’ market value. Royalty trusts and income trusts frequently are found in Canada, and an investment in a Canadian trust will be subject to certain additional risks of investing in foreign securities.
Small Capitalization Risk
The Fund expects to invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indexes, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Foreign Securities Risk
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:
•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:
•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:
•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.
To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding taxes, which would reduce the Fund’s return on those securities.
The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.
As a result of these potential risks, the Advisor or a Subadvisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor or a Subadvisor, have had no or limited prior experience.
Emerging Markets Risk
Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.
Investing in securities of companies in emerging markets also may entail risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions.
Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability.
Other Investment Companies Risk
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV risk of anti-takeover provisions and non-diversification.
In addition, investments in other investment companies may be subject to the following risks:
•	Manager Risk. The Fund’s investments in other funds are subject to the ability of the managers of those funds to achieve the funds’ investment objectives.
•	Dilution Risk. Strategies employed by a closed-end fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest.
•	Foreign Fund Risk. Risks associated with investments in non-U.S. funds may be different than those of investments in U.S. funds. Non-U.S. funds are subject to different regulatory regimes that may be less rigorous than in the United States in areas such as governance and financial reporting requirements. There also may be less publicly available information about such funds, and investments in these funds may carry special tax consequences. In addition, non-U.S. funds are generally subject to the risks of investing in other types of foreign securities.

•	Business Development Companies (“BDCs”) Risk. Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.
•	ETF Risk. An ETF that is based on a specific index, whether securities, commodities or a combination of the two, may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. An ETF also incurs certain expenses not incurred by its applicable index. The market value of an ETF share may differ from its net asset value; the share may trade at a premium or discount to its net asset value, which may be due to, among other things, differences in the supply and demand in the market for the share and the supply and demand in the market for the underlying assets of the ETF. In addition, certain securities that are part of the index tracked by an ETF may, at times, be unavailable, which may impede the ETF’s ability to track its index. An ETF that utilizes leverage can, at times, be relatively illiquid, which can affect whether its share price approximates net asset value. As a result of using leverage, an ETF is subject to the risk of failure in the futures and options markets it uses to obtain leverage and the risk that a counterparty will default on its obligations, which can result in a loss to the Fund.
Derivatives Transactions Risk
Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. The Fund could experience losses if it were unable to liquidate its position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience the lack of liquidity, OTC non-standardized Derivatives Transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close Derivatives Transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of Derivatives Transactions also is subject to the ability of the Advisor to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives Transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
The Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared Derivatives Transactions is generally lower than for uncleared OTC Derivatives Transactions since the Fund looks to a clearing organization for performance of obligations under the contract, and does not bear credit risk to its original counterparty to the transaction. However, there can be no assurance that the clearing house, or its members, will satisfy their obligations to the Fund.
Derivatives Transactions Regulatory Risk
The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, the United States rules under the Dodd-Frank Wall Street Reform and

Consumer Protection Act require certain OTC derivatives, including certain interest rate swaps and certain credit default index swaps to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund.
Further, the Commodity Futures Trading Commission (“CFTC”) has recently amended certain exclusions from the definition of a “commodity pool operator” under CFTC Rule 4.5 as they apply to investment companies registered with the SEC. The Advisor has claimed an exclusion from the definition of commodity pool operator with respect to the Fund and, therefore, is not subject to registration with the CFTC pursuant to CFTC rule 4.5 or regulation as a commodity pool operator under the Commodity Exchange Act with respect to the Fund. In the event that the Fund’s investments in commodity interests, including futures, swaps and options, exceeds a certain threshold, the Advisor may be required to register as a “commodity pool operator” with the CFTC with respect to the Fund. In the event the Advisor is required to register with the CFTC, it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.
Option Strategy Risk
There are various risks associated with the Fund’s Option Strategy. When the Fund writes a covered call option, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund with respect to which the option was written above the sum of the premium and the exercise price. For index options, this will depend, in part, on the extent of correlation of the performance of the Fund’s portfolio securities with the performance of the relevant index. Writing covered call options will generally limit the Fund’s ability to benefit from the full appreciation potential of its stock investments underlying the options, and the Fund retains the risk of loss (less premiums received) if the value of the underlying stock investment declines. This combination of potentially limited appreciation and full depreciation over time may lead to erosion in the value of the Fund’s portfolio, and the Fund’s performance may be lower than it otherwise would have been if it did not write covered call options.
Writing naked calls is riskier than writing covered calls because there is no underlying security held by the Fund that can act as either a full or a partial hedge. Naked calls have speculative characteristics and the potential for loss is unlimited. When a naked call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price of an exercised naked call, the Fund will lose the difference minus any premium received (for writing the call option).
Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In the case of index options, the Advisor will attempt to maintain for the Fund written call option positions on equity indexes whose price movements, taken in the aggregate, are closely correlated with the price movements of securities held in the Fund’s stock portfolio. However, this strategy involves significant risk that the changes in value of the indexes underlying the Fund’s written call option positions will not correlate closely with changes in the market value of the corresponding securities held by the Fund. To the extent that there is a lack of correlation, movements in the indexes underlying the options positions may result in net losses to the Fund (including at times when the market values of securities held by the Fund are declining) that exceed option premiums received and any increase in value of the Fund’s corresponding portfolio securities.
When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.
The Fund may write unlisted OTC options, particularly with respect to foreign securities and indexes. OTC options differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.
Listed Options Risk
When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. In addition, the hours of trading for options may not conform to the hours during which securities held by the Fund are traded. To the extent that the options markets close before the markets for underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. In addition, the Fund’s listed options transactions may be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. These limitations govern the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write may be affected by options written by other investment advisory clients of the Advisor or its affiliates.
An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions.
Over-the-Counter Options Risk
The Fund may write unlisted OTC options, particularly with respect to foreign securities and indexes. OTC options differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The counterparties to these transactions will typically be major international banks, broker-dealers and financial institutions. The Fund may be required to treat OTC options purchased, as well as securities being used to cover certain written OTC options, as illiquid. The OTC options written by the Fund will not be issued, guaranteed or cleared by the OCC. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options and may involve enhanced risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.
Restricted and Illiquid Securities Risk
The Fund may invest in investments that may be illiquid (i.e., securities that are not readily marketable). Such securities may include MLPs and Related Companies and non-MLPs and Related Companies. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.
Management Risk
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance,

reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Non-Diversification Risk
As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

Additional Investment Information
In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.
Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities involve the risk that the securities will not be able to be sold promptly (e.g., within seven days) at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books and records. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid.
Defensive Position
When the Advisor or a Subadvisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective. In addition, the Fund may be required to hold more cash than anticipated to support its derivative positions, which could negatively impact returns.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at www.cohenandsteers.com in the “Funds” section, generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on www.cohenandsteers.com or by calling 800-330-7348.

Management of the Fund

The Advisor and Subadvisors
The Advisor, a registered investment advisor located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2016, the Advisor managed approximately $55.1 billion in assets. The Advisor is a wholly-owned subsidiary of Cohen & Steers, Inc. (“CNS”), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”
The Advisor is responsible for the overall management of the Fund’s portfolio and for the supervision and ongoing monitoring of the Subadvisors.
CNS Asia, with offices located at 1201-2 Citibank Tower, Citibank Plaza, No. 3 Garden Road, Central Hong Kong, is a wholly owned subsidiary of CNS and serves as a Subadvisor pursuant to an agreement with the Advisor (a “Subadvisory Agreement”). CNS Asia provides investment research and advisory services with respect to Asia Pacific real estate securities and provides trade order execution services for the Fund. CNS Asia is a registered investment advisor and was formed in 2005.
CNS UK, with offices located at 21 Sackville Street, 4th Floor, London, W1S 3DN, U.K., is a wholly owned subsidiary of CNS and serves as a Subadvisor pursuant to a Subadvisory Agreement. CNS UK provides investment research and advisory services to the Advisor in connection with managing the Fund’s investments in Europe and provides trade order execution services for the Fund. CNS UK is a registered investment advisor and was formed in 2006.
The fees of the Subadvisors are paid by the Advisor (and not the Fund) out of its investment advisory fee received from the Fund.
References in this Prospectus to activities and responsibilities of the Advisor may be performed by one or more of the Subadvisors.
Under its investment advisory agreement (the “Investment Advisory Agreement”) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor also performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor and Subadvisors also select brokers and dealers to execute the Fund’s portfolio transactions.
For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 1.00% of the average daily net assets of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net assets. The Fund's effective investment advisory fee during 2015 was  0.51% of average daily net assets.
In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.05% for administration services.

The Advisor has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2017 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.45% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares, 1.60% for Class R shares and 1.10% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement and Subadvisory Agreements is available in the Fund’s semi-annual report to shareholders for the period ended May 31, 2015.

Portfolio Managers
The Fund’s portfolio managers are:
Robert Becker—Mr. Becker joined the Advisor in 2003 and currently serves as Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.
Ben Morton—Mr. Morton joined the Advisor in 2003 as a research analyst covering utilities, and currently serves as Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Morton was a research associate at Citigroup.
Tyler Rosenlicht—Mr. Rosenlicht joined the investment advisor in 2012 as a research associate on the infrastructure team and currently serves as Vice President of the Advisor. Previously, he was an investment banking associate with Keefe, Bruyette & Woods and an investment banking analyst with Wachovia Securities. Mr. Rosenlicht has a BA from the University of Richmond and an MBA from Georgetown University. He is based in New York.
The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Messrs. Becker, Morton and Rosenlicht, as the leaders of the team, direct and supervise the execution of the Fund’s investment strategy and lead and guide other members of the global listed infrastructure and MLP investment team.
The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

Pricing of Fund Shares

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

The Fund calculates its NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase or redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. The Fund determines NAV per share for each class by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of that class.
Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.
Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.
Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor, pursuant to procedures approved by the Board of Directors, to reflect the fair market value of such securities. In addition, certain swap agreements may be valued on the basis of the prices of the underlying reference assets.

Any interest rate swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating NAV. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.
Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.
The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing NAV.
Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

How to Purchase, Exchange and Sell Fund Shares

Purchase Minimums
	Class A and C Shares	Class I Shares	Class R and Z Shares
Minimum Initial Investment	• No minimum	• $100,000 (aggregate for registered advisors)	• No minimum
Minimum Subsequent Investment	• No minimum • $100 for Automatic Investment Plans	• No minimum • $500 for Automatic Investment Plans	• No minimum • $50 for Automatic Investment Plans
The Fund reserves the right to change or waive its investment minimum requirements.
Purchasing the Class of Fund Shares that is Best for You
This Prospectus offers five separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the fees listed below and other features to suit your investment needs. Because each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares

Eligibility	Generally available through Financial Intermediaries	Generally available through Financial Intermediaries	Limited to: • Current Institutional shareholders that meet certain requirements • Certain employer-sponsored retirement and benefit plans • Participants in	Available through certain group retirement and benefit plans Generally not available for purchase by traditional and Roth individual	Available through Financial Intermediaries with a selling agreement with the Distributor Generally not available for purchase by traditional and Roth

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares

			certain programs sponsored by the Advisor or its affiliates or other Financial Intermediaries • Certain employees of the Advisor or its affiliates	retirement accounts known as “IRAs”	individual retirement accounts known as “IRAs”
Minimum Investment[1]	Initial investment: • No minimum Subsequent investment: • No minimum • $100 for Automatic Investment Plans	Initial investment: • No minimum Subsequent investment: • No minimum • $100 for Automatic Investment Plans	Initial investment: • $100,000 (aggregate for registered advisors) Subsequent investment: • No minimum • $500 for Automatic Investment Plans	Initial investment: • No minimum Subsequent investment: • No minimum • $50 for Automatic Investment Plans	Initial Investment: • No minimum Subsequent investment: • No minimum • $50 for Automatic Investment Plans
Initial Sales Charge[2]	Yes. Paid at the time you purchase your investment. Larger purchases may receive a lower sales charge	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund
Contingent Deferred Sales Charge (“CDSC”)[3]	No. (You may pay a deferred sales charge for purchases of $1 million or more that are redeemed within 1 year of purchase)	Yes. If you redeem your shares within 1 year of purchase you will be charged a 1% CDSC	No	No	No
Distribution (12b-1)[4] and Shareholder Service[5] Fees	Distribution Fee: 0.25% Shareholder Service Fee: up to 0.10%	Distribution Fee: 0.75% Shareholder Service Fee: up to 0.25%	Distribution Fee: None Shareholder Service Fee: up to 0.10%	Distribution Fee: 0.50% Shareholder Service Fee: None	Distribution Fee: None Shareholder Service Fee: None
Redemption Fee	No	No	No	No	No
Advantages	• Lower continuing fees benefit long-term investors • You may qualify for a reduced initial sales charge due to the size of your investment	• No initial sales charge, so all of your assets are initially invested
• If you hold your shares for at least one year from the date of purchase, you will not pay a sales charge
		• Class C shares may appeal to investors who have a shorter investment horizon relative to Class A share	• No initial sales charge, so all of your assets are initially invested • No distribution fees	• No initial sales charge, so all of your assets are initially invested • No shareholder service fees	• No initial sales charge, so all of your assets are initially invested • No distribution or shareholder service fees

Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares

investors
Disadvantages	• You pay a sales charge up front and therefore own fewer shares initially
• You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	• You may pay a contingent deferred sales charge if shares are sold within one year of purchase
	• You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	• Limited Availability	• Limited Availability • You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	• Limited Availability
[1]	The Fund reserves the right to waive or change its minimum investment requirements.
[2]	A percentage fee deducted from your initial investment.
[3]	A percentage fee deducted from your sale proceeds based on the length of time you own your shares.
[4]	An ongoing annual percentage fee used to pay for distribution expenses.
[5]	An ongoing annual percentage fee used to pay for the cost of servicing shareholder accounts.
The Fund may have shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV.
The Fund no longer accepts investments from investors with non-U.S. addresses and dealer controlled accounts designated as foreign accounts (“Restricted Accounts”). Existing Restricted Accounts can remain in the Fund, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Fund.
The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. In addition, the Fund reserves the right to waive or change its minimum investment requirements. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.
The following pages will cover additional details of each share class, including the sales charge table for Class A shares, reduced sales charge information, Class C share CDSC information, Class I, Class R and Class Z information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.cohenandsteers.com and in the SAI, which is available on the website or upon request.

Class A Shares
Types of Shareholders Qualified to Purchase
Class A shares are generally available through Financial Intermediaries.

Initial Sales Loads
The following initial sales loads apply to Class A shares:
	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.
The initial sales charge does not apply to shares that are purchased with reinvested dividends or other distributions.
CDSC
None, but if you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.
Reducing Your Initial Sales Load
As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.
Aggregating Accounts
The size of the total investment applies to the total amount being invested by any person, which includes:
•	you, your spouse and children under the age of 21;
•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and
•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients.
Rights of Accumulation
A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose sales charges (collectively, the “Eligible Funds” and individually, an “Eligible Fund”) already held by such person in order to reduce the sales charge on the new purchase.
To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, you must notify the Fund, your dealer or other financial intermediary at the time of purchase, and give information related to the other account(s).

Letter of Intention
You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other Eligible Funds currently owned will be credited as purchases toward completion of the letter at the greater of their NAV on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, Boston Financial Data Services, Inc., the Fund’s transfer agent (the “Transfer Agent”), or your dealer or financial intermediary may not maintain this information for periods prior to January 1, 2012. See “Additional Information—Tax Considerations.” Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.
The letter is not a binding obligation. However, 5% of the amount specified in the letter will be held in escrow, and if your purchases are less than the amount specified, the Fund will request that you remit the amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If this amount is not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if you had not submitted a letter. Please note that no retroactive adjustment will be made if purchases exceed the amount indicated in the letter.
At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other Eligible Funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other financial intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.
You may obtain more information about sales charge reductions and waivers from cohenandsteers.com, the SAI or your dealer or financial intermediary.
Sales at Net Asset Value
Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and through certain types of investment programs, including no-load networks, platforms or self-directed investment brokerage accounts offered by financial services firms that may or may not charge transaction fees to their clients, that have entered into an agreement with the Distributor to offer Class A shares without a sales charge. IRAs are not eligible to purchase Class A shares at NAV. For more information see “Sales at Net Asset Value” in the SAI.
Dealer Commission
The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends
The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class C shares.
Reinstatement Privilege
If you redeem your Class A shares and then decide to reinvest in Class A shares of the Fund or another Eligible Fund, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a CDSC, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable CDSC that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. For the purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or other abusive trading practices.

Class C Shares
Types of Shareholders Qualified to Purchase
Class C shares are generally available through Financial Intermediaries.
Initial Sales Loads
There is no initial sales load for Class C shares.
Class C CDSC
You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares on or before the one year anniversary date of their purchase. The Fund’s Distributor collects and retains any applicable CDSC paid.
Dealer Commission
At the time of the initial sale of Class C shares, the Distributor pays a financial intermediary from its own resources an upfront commission of 1% of the amount invested. This amount represents a prepayment of the first year’s distribution and shareholder services fees. In the first year following the initial sale, the Fund pays the distribution and shareholder services fees to the Distributor as reimbursement for the Distributor’s upfront commission.  If you redeem your Class C shares on or before the one year anniversary date of their purchase, you will pay a 1% CDSC. In the first year, the payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid to the financial intermediary. For Class C shares held over a year, the Fund pays the distribution and shareholder services fees to the Distributor, who is responsible for paying financial intermediaries. Please see the Distribution Plan and Shareholder Services Plan sections of the Prospectus for additional information.
Potentially Higher Costs
Your investment in Class C shares will be subject to higher distribution and shareholder services fees for an indefinite period of time, and potentially cost you more than owning Class A shares.
Lower Dividends
The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Class I Shares
Types of Shareholders Qualified to Purchase
Class I shares are available for purchase by:
•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;
•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor, including certain health savings accounts (“HSAs”);
•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 plan fee;
•	registered investment advisors investing on behalf of clients that consist of institutions and/or individuals;
•	clients (including individuals, corporations, endowments, foundations and qualified plans) of approved financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services, or who have entered into an agreement with the Distributor to offer Class I shares through an omnibus account, no-load network or platform;
•	investors who purchase through certain “wrap” programs, fee based advisory programs, asset allocation programs and similar programs with approved financial intermediaries;
•	current officers, directors and employees (and their immediate families) of the Fund, the Advisor, the Subadvisors, CNS, the Distributor, and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

•	investors having a direct relationship with the Advisor or its affiliates.
Waivers of Investment Minimums
The Fund reserves the right to waive any initial investment minimum. Class I investment minimums are waived for the following:
•	certain types of fee based programs and group retirement accounts (e.g. 401(k) plans or employer-sponsored 403(b) plans);
•	financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;
•	financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charges a transaction fee to its clients;
•	certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans; and
•	registered investment advisors clearing through multiple firms having an aggregate $100,000 or more invested in shares of Cohen & Steers open-end funds.
Initial Sales Loads
There is no initial sales load for Class I shares.
CDSC
There is no CDSC for Class I shares.

class r shares
Types of Shareholders Qualified to Purchase
Class R shares are available for purchase by:
•	group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans;
•	non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund; and
•	employee benefit plans, including certain HSAs.
Class R shares are not available for purchase by retail non-retirement accounts; traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE, SEP or SARSEP plans; Coverdell Education Savings Accounts; or plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans). Please contact your plan administrator or employee benefits office for more information. Exceptions may be granted at the Advisor’s discretion.
Initial Sales Loads
There is no initial sales load for Class R shares.
CDSC
There is no CDSC for Class R shares.

class Z shares
Types of Shareholders Qualified to Purchase
Class Z shares are available for purchase through financial intermediaries permitted, by contract with the Distributor, to offer shares where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class Z shares. Such intermediaries may include:
•	group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans;
•	non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund; and
•	employee benefit plans, including certain HSAs.
Class Z shares are generally not available for purchase by retail non-retirement accounts, traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE, SEP or SARSEP plans; Coverdell Education Savings Accounts; or plans covering self-employed individuals and their employees (formerly Keogh/ H.R. 10 plans). Please contact your financial intermediary to determine whether Class Z shares are available for purchase. Exceptions may be granted at the Advisor’s discretion.
Initial Sales Loads
There is no initial sales load for Class Z shares.
CDSC
There is no CDSC for Class Z shares.

How to Purchase Fund Shares
Form of Payment
We will accept payment for shares in two forms:
1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve wire of federal funds.
Purchases of Fund Shares
Initial Purchase By Wire
1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:
•	name of the Fund;
•	class of shares;
•	name(s) in which shares are to be registered;
•	address;
•	social security or tax identification number (where applicable);
•	dividend payment election;
•	amount to be wired;
•	name of the wiring bank; and
•	name and telephone number of the person to be contacted in connection with the order.
The Transfer Agent will assign you an account number.
2. Instruct the wiring bank to transmit at least the required minimum amount (see “Purchase Minimums” above) to the following:
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
ABA # 011000028
Account: DDA # 99055287
Attn: Cohen & Steers MLP & Energy Opportunity Fund, Inc.
For further credit to: (Account Name)
Account Number: (provided by the Transfer Agent)
3. Complete the Subscription Agreement attached to this Prospectus and mail the Subscription Agreement to the Transfer Agent:
Boston Financial Data Services
Attn: Cohen & Steers Funds
P.O. Box 8123
Boston, Massachusetts 02266-8123
Additional Purchases By Wire
1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:
•	name of the Fund;

•	class of shares;
•	account number;
•	amount to be wired;
•	name of the wiring bank; and
•	name and telephone number of the person to be contacted in connection with the order.
2. Instruct the wiring bank to transmit at least the required minimum amount (see “Purchase Minimums” above) to the following:
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
ABA # 011000028
Account: DDA # 99055287
Attn: Cohen & Steers MLP & Energy Opportunity Fund, Inc.
For further credit to: (Account Name)
Account Number: (provided by the Transfer Agent)
Initial Purchase By Mail
1. Complete the Subscription Agreement attached to this Prospectus.
2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see “Purchase Minimums” above), payable to the Fund, to the Transfer Agent at the above address.
Additional Purchases By Mail
1. Make a check payable to the Fund in at least the required minimum amount (see “Purchase Minimums” above). Write your Fund account number and the class of shares to be purchased on the check.
2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.
Purchases Through Dealers and Intermediaries
You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.
Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee in addition to any applicable initial sales charge.
Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

Additional Information on Purchase of Fund Shares
Dealer Compensation
Dealers will be paid a commission when you buy shares and may also be compensated through the distribution and service fees paid by the Fund. In addition, dealers may charge fees for administrative and other services that such dealers provide to Fund shareholders. These fees may be paid by the Advisor (or an affiliate) out of its own resources and/or by the Fund pursuant to a networking, sub-transfer agency or other arrangements. See “Additional Information—Shareholder Services Plan” and “Additional Information—Networking and Sub-Transfer Agency Fees.”
A Note on Contingent Deferred Sales Charges
For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.
Automatic Investment Plan and Purchases by ACH
The Fund’s automatic investment plan (the “Plan”) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement attached to this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.
You may purchase additional shares of the Fund by automated clearing house (“ACH”). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the Plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.
The Plan and purchases by ACH may not be available to customers of certain financial intermediaries. Please contact your dealer or financial service firm for more information.

Exchange Privilege
You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. The Fund allows you to exchange between share classes that impose a sales charge without paying a sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any CDSC that applies to the shares you originally purchased. In computing the holding period for the purpose of the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange.
You may, under certain circumstances, exchange Class I shares or shares of the Cohen & Steers no-load funds for shares that are subject to a sales charge.
You may, under certain circumstances, exchange Fund shares for a different class of shares of the same Fund, and move shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. You are generally not permitted to exchange into or out of Class R and Class Z shares, except that you may exchange Class R and Class Z shares of one Cohen & Steers open-end fund for Class R shares and Class Z shares of another Cohen & Steers open-end fund or for Class I shares of the same Fund or of a different Cohen & Steers open-end fund, provided that you otherwise meet the requirements for investing in Class I (including the investment minimum). To qualify for a potential exchange, you must be eligible to purchase the class of shares you wish to exchange into (including satisfying any applicable investment minimum) and, if you invest in the Fund through an intermediary, your intermediary must have an arrangement with the Distributor to offer such class. No sales charges or other charges will apply to any such exchange.
Class A shares held in certain fee-based advisory program ("Advisory Program") accounts may be converted to Class I shares if such Advisory Program had previously offered only Class A shares and now offers only Class I shares. In addition, a shareholder holding Class A or Class C shares through a brokerage account may also convert its Class A or Class C shares to Class I shares if such shareholder transfers its Class A or Class C shares to an account within an Advisory Program that offers only Class I shares. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any other charge on the conversion. In such situations, any applicable CDSC that would typically be incurred on a conversion may be waived at the discretion of the Distributor. Any sales charge or fees paid by a shareholder on the initial purchase or during the holding period of such shares will not be reimbursed upon conversion. Contact your financial consultant, financial intermediary or institution for more information.
For federal income tax purposes, a same-fund share class exchange is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. In addition, shareholders are advised to consult with their own tax advisors with respect to any tax consequences to them relating to an exchange of Fund shares for shares of a different Cohen & Steers fund. Please speak with your financial intermediary or tax advisor if you have any questions.
An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See “Additional Information—Tax Considerations.” The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring, and all exchanges are subject to any other limits on sales for or exchanges into that fund. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone privileges without notice during periods of drastic economic or market changes. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

How to Sell Fund Shares
You may sell or redeem your shares through authorized dealers, or other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.
Redemptions Through Dealers and Other Intermediaries
If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.
Redemption By Telephone
To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE that day, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.
If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.
We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.
Redemption By Mail
You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:
Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
Attn: Cohen & Steers MLP & Energy Opportunity Fund, Inc.
A written redemption request must:
•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and
•	be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.
For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.
The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.
Other Redemption Information
Payment of Redemption Proceeds
The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions as permitted by the 1940 Act.
The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. These securities are subject to market risk until they are sold. You would then incur brokerage costs, and could incur a taxable gain or loss for income tax purposes, in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.
Cost Basis Reporting
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see the Subscription Agreement or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
Signature Guarantee
You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:
•	sending written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);
•	sending redemption proceeds to any person, address or bank account not on record; and
•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.
You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. A Signature Validation Program stamp may be accepted for certain non-financial shareholder account changes.
Systematic Withdrawal Plan
Shareholders may redeem their shares through a Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. For additional information on the SWP, please contact the Transfer Agent at (800) 437-9912. The SWP may be terminated at any time by the Fund.
Redemption of Small Accounts
If your Fund account value falls below $250 as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value above the minimum purchase amount and avoid having the Fund automatically liquidate your account.

Frequent Purchases and Redemptions of Fund Shares
The Fund is designed for long-term investors. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, excessive trading is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.
Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Under these procedures, the Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 60 day calendar year period.
The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm- sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.
If, based on these procedures, the Advisor determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.
Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.
The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

Additional Information

Distribution Plan (Class A, Class C and Class R Shares Only)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a “Distribution Plan”) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, the Fund may pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to the Fund’s Class A, Class C and Class R shares, respectively. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Distributor uses the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of Prospectuses to prospective investors. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or securities related to the maintenance of shareholder accounts.
Although the Distributor may retain a portion of the distribution fee, payments received under the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor and/or the Advisor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in the current fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in the current fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

Shareholder Services Plan (CLASS A, CLASS C AND CLASS I SHARES ONLY)
The Fund has also adopted a shareholder services plan, pursuant to which the Fund pays the Distributor a service fee at an annual rate of up to 0.10%, 0.25% and 0.10% of the average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Under this plan, the Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may include customer service and account maintenance, and may vary based on the services offered by your financial institution and the class of shares in which you invest. You should contact your financial institution about services offered and which share class is best for you.

Networking and Sub-Transfer Agency Fees
The Fund and/or the Distributor may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) per account fee based on the number of Fund shareholders serviced by such financial intermediaries. Currently, any payments made pursuant to such an agreement are paid under the shareholder services plan described above. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency services at its own expense and out of its own profits.

Other Compensation
The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. These payments may be significant to the dealers and the financial intermediaries, and may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Please contact your dealer or intermediary for details about payments it may receive. For further details, please consult the SAI.

Dividends and Distributions
The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected to have them paid to you in cash. If you elect to have dividends and distributions paid in cash and a dividend or distribution check mailed to you is returned as undeliverable or is not presented for payment within six months, the Transfer Agent will reinvest the dividend or distribution in additional shares of the Fund promptly and the check will be canceled. In addition, future dividends and distributions will be automatically reinvested in additional shares of the Fund unless you contact the Fund or Transfer Agent and request to receive distributions by check. It is possible that a substantial portion of the Fund’s distributions will constitute a return of capital to shareholders for tax purposes. Refer to the section titled “Tax Considerations” for information about the tax considerations relevant to a return of capital.

Tax Considerations
The following tax discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Further, this discussion does not address tax consequences to specific types of shareholders such as tax-advantaged retirement plans or foreign shareholders (defined below). In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund. Investors should consult their own tax advisers for more detailed information and for information regarding the impact of state, local and foreign taxes on an investment in the Fund.
If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. It is possible that a substantial portion of the Fund’s distributions may be considered a return of capital to shareholders.
Dividends paid to you out of the Fund’s investment income will generally be taxable to you as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from the sale of investments that the Fund owned for one year or less are taxable to you as ordinary income.
If a portion of the Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by the Fund as derived from “qualified dividend income” (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided certain holding period and other requirements are met by both the shareholder and the Fund. The Fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the sale, exchange or other taxable disposition of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution. A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.
Each year, we will notify you of the tax status of dividends and other distributions.
The Fund intends to elect to be treated as, and intends to qualify annually for treatment as, a RIC under Subchapter M of the Code. In order for the Fund to qualify and be treated as a RIC, the Fund must meet requirements with respect to sources of its income, diversification of its assets and distribution of its income and gains. If the Fund meets these requirements, the Fund generally will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund’s investments in MLPs and certain related investments may be limited by the Fund’s intention to qualify as a RIC, and may bear on the Fund’s ability to so qualify. Specifically, at the close of each quarter of the Fund’s taxable year, the Fund’s investments in QPTPs must not exceed 25% of its total assets. The Fund expects that the MLPs in which the Fund invests generally will be QPTPs. The treatment of certain of the Fund’s other MLP-related investments is unclear for purposes of the 25% limit on investments in QPTPs; if the IRS were to characterize certain of the Fund’s other MLP-related investments as investments in QPTPs for purposes of the 25% limit, the Fund’s status as a RIC could be jeopardized. If the Fund were to fail to meet any one of these requirements, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income and net capital gains at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.
In order to avoid a 4% U.S. federal excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income treated as arising during the calendar year, (2) 98.2% of its capital gains in excess of its capital losses for the one-year period ending on October 31 (or such other date as the Fund elects, if it is eligible to and does so elect), and (3) any such ordinary income and net capital gains for preceding years that were not distributed or taxed. The Fund is dependent on the underlying entities in which it invests to provide the Fund with sufficient information in a timely manner in order to calculate the amount it must distribute to avoid the excise tax. Although the Fund intends to make sufficient distributions to avoid the 4% U.S. federal excise tax, the Fund can provide no assurance that it will be able to do so.
The Fund’s investments in QPTPs are subject to special and complex U.S. federal income tax provisions. Generally, if a MLP derives at least 90% of its gross income from qualifying sources described in Section 7704 of the Code in a taxable year (very generally, income and gains from activities related to minerals and natural resources, such as production, mining, transportation or marketing activities), it will be treated as a partnership for U.S. federal income tax purposes that year (i.e., a QPTP). If a QPTP in which the Fund invests were not to meet this income requirement and as a result were treated as a corporation for U.S. federal income tax purposes, such QPTP would be required to pay U.S. federal income tax on its taxable income and the after-tax return to the Fund with respect to its investment in such QPTP could be significantly reduced.
When the Fund invests or is treated for tax purposes as investing in equity securities of an QPTP, the Fund will be a partner in such QPTP. Accordingly, the Fund will be required to include in its taxable income its allocable share of the income, gains, losses and deductions recognized by each such QPTP, whether or not the QPTP distributes a corresponding amount of cash. A distribution from a QPTP is treated as a tax-free return of capital to the extent of the Fund’s tax basis in its QPTP interest and as gain from the sale or exchange of the QPTP interest to the extent the distribution exceeds the Fund’s tax basis in its QPTP interest. If the Fund distributes a portion or all of such excess cash that is not supported by other income of the Fund, the distribution will be treated as a return of capital to shareholders for U.S. federal income tax purposes. Based upon a review of the historic results of the type of QPTPs in which the Fund intends to invest, the Fund expects that the cash distributions it will receive with respect to its investments in equity securities of QPTPs will exceed the taxable income allocated to the Fund from such QPTPs because of accelerated deductions available with respect to the activities of such QPTPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger amount of taxable income than expected, which will result in greater taxable distributions to shareholders. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such a QPTP on the disposition of such interests (or if the Fund does not dispose of the QPTP, the Fund will likely realize taxable income in excess of cash flow with respect to the QPTP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale by the Fund of a QPTP interest or sale by the QPTP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income.
Certain of the Fund’s other investments, including certain debt instruments, derivatives, ETNs and foreign securities or foreign currencies could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions). Further, the application of the requirements for treatment as a RIC under the Code can be unclear with respect to certain of these investments. As a result, there can be no assurance that a Fund will be able to maintain its status as a RIC.
In order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Allocations to the Fund from QPTPs will be qualifying income for purposes of the 90% gross income test. Certain of the Fund’s other investments, such as certain commodity-linked instruments, royalty trusts or income trusts, and certain ETFs ( e.g., ETFs investing in gold bullion), may not give rise to qualifying income. If the Fund were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would not satisfy the 90% gross income test.
Certain income and proceeds received from sources outside the United States may be subject to withholding or other taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign income taxes paid by it. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or if you itemize deductions and so choose, a deduction) for such amounts on your U.S. federal income tax return, subject to certain limitations.
Any transaction by the Fund in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.
If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open- end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending generally on your holding period for the shares.
We may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable if you:
•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or
•	have been notified by the IRS that you are subject to backup withholding.
Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.
Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.
Non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships (foreign shareholders) are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.
Please see the SAI for more detailed tax information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund’s Class A, C, I, R and Z shares, each for the fiscal periods shown below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, is included in the Fund’s current annual report, which is available free of charge upon request or by visiting www.cohenandsteers.com.
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.
	Class A
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period December 20, 2013(a) through November 30, 2014
Net asset value, beginning of year	$ 11.53	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.10	0.04
Net realized and unrealized gain (loss)	(3.80)	1.74 (c)
Total from investment operations	(3.70)	1.78
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.05)
Net realized gain	—	(0.09)
Return of capital	(0.29)	(0.11)
Total dividends and distributions to shareholders	(0.37)	(0.25)
Net increase (decrease) in net asset value	(4.07)	1.53
Net asset value, end of period	$ 7.46	$11.53

Total investment return(d),(e)	(32.83)%	17.76% (f)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 7.1	$ 7.4
Ratio of expenses to average daily net assets (before expense reduction)	1.90% (g)	2.67% (h)
Ratio of expenses to average daily net assets (net of expense reduction)	1.46% (g)	1.45% (h)
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.55% (g)	(0.87)% (h)

Financial Highlights—(Continued)

	Class A
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period December 20, 2013(a) through November 30, 2014
Ratio of net investment income to average daily net assets (net of expense reduction)	0.99% (g)	0.35% (h)
Portfolio turnover rate	81%	26% (f)

(a)	Commencement of operations.
(b)	Calculation based on average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Does not reflect sales charges, which would reduce return.
(e)	Return assumes the reinvestment of all dividends and distributions at NAV.
(f)	Not annualized.
(g)	Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.89% and 1.45%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.56% and 1.00%, respectively.
(h)	Annualized.

Financial Highlights—(Continued)

	Class C
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period December 20, 2013(a) through November 30, 2014
Net asset value, beginning of period	$ 11.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04	(0.03)
Net realized and unrealized gain (loss)	(3.78)	1.74 (c)
Total from investment operations	(3.74)	1.71
Less dividends and distributions to shareholders from:
Net investment income	(0.02)	(0.02)
Net realized gain	—	(0.09)
Return of capital	(0.29)	(0.11)
Total dividends and distributions to shareholders	(0.31)	(0.22)
Net increase (decrease) in net asset value	(4.05)	1.49
Net asset value, end of period	$ 7.44	$11.49

Total investment return(d),(e)	(33.31) %(f),(g)	17.10% (g),(h)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 8.7	$ 4.8
Ratio of expenses to average daily net assets (before expense reduction)	2.60% (i)	3.27% (j)
Ratio of expenses to average daily net assets (net of expense reduction)	2.11% (i)	2.10% (j)
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.08)% (i)	(1.41)% (j)
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.41% (i)	(0.24)% (j)
Portfolio turnover rate	81%	26% (h)

(a)	Commencement of operations.
(b)	Calculation based on average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Does not reflect sales charge, which would reduce return.
(e)	Return assumes the reinvestment of all dividends and distributions at NAV.
(f)	The net asset value (NAV) disclosed in the November 30, 2015 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported November 30, 2015. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on November 30, 2015.
(g)	The net asset value (NAV) disclosed in the November 30, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported November 30, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on November 30, 2014.
(h)	Not annualized.
(i)	Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.59% and 2.10%, respectively; and the ratio of net investment income (loss) to average daily net assets (before expense reduction and net of expense reduction) would have been (0.07)% and 0.42%, respectively.
(j) Annualized.

Financial Highlights—(Continued)

	Class I
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period December 20, 2013(a) through November 30, 2014
Net asset value, beginning of period	$ 11.55	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.14	0.10
Net realized and unrealized gain (loss)	(3.81)	1.72 (c)
Total from investment operations	(3.67)	1.82
Less dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.07)
Net realized gain	—	(0.09)
Return of capital	(0.29)	(0.11)
Total dividends and distributions to shareholders	(0.40)	(0.27)
Net increase (decrease) in net asset value	(4.07)	1.55
Net asset value, end of period	$ 7.48	$11.55

Total investment return(d)	(32.53)%	18.13% (e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 41.7	$ 47.8
Ratio of expenses to average daily net assets (before expense reduction)	1.60% (f)	2.66% (g)
Ratio of expenses to average daily net assets (net of expense reduction)	1.11% (f)	1.10% (g)
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.90% (f)	(0.71)% (g)
Ratio of net investment income to average daily net assets (net of expense reduction)	1.39% (f)	0.85% (g)
Portfolio turnover rate	81%	26% (e)

(a)	Commencement of operations.
(b)	Calculation based on average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Return assumes the reinvestment of all dividends and distributions at NAV.
(e)	Not annualized.
(f)	Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.59% and 1.10%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.91% and 1.40%, respectively.
(g) Annualized.

Financial Highlights—(Continued)

	Class R
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period October 1, 2014(a) through November 30, 2014
Net asset value, beginning of period	$ 11.54	$12.41
Income (loss) from investment operations:
Net investment income(b)	0.08	0.01
Net realized and unrealized gain (loss)	(3.79)	(0.88) (c)
Total from investment operations	(3.71)	(0.87)
Less dividends and distributions to shareholders from:
Net investment income	(0.06)	—
Return of capital	(0.29)	—
Total dividends and distributions to shareholders	(0.35)	—
Net decrease in net asset value	(4.06)	(0.87)
Net asset value, end of period	$ 7.48	$11.54

Total investment return(d)	(32.89)% (e)	(6.93)% (e),(f)

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$ 6.0	$ 9.3
Ratio of expenses to average daily net assets (before expense reduction)	2.07% (g)	2.53% (h)
Ratio of expenses to average daily net assets (net of expense reduction)	1.61% (g)	1.60% (h)
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.31% (g)	(0.58)% (h)
Ratio of net investment income to average daily net assets (net of expense reduction)	0.77% (g)	0.35% (h)
Portfolio turnover rate	81%	26% (f)

(a)	Inception date.
(b)	Calculation based on average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/pr fluctuating market value of the investments of the Fund.
(d) Return assumes the reinvestment of all dividends and distributions at NAV.
(e)	The net asset Value (NAV) disclosed in the November 30, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on November 30, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on November 30, 2014.
(f)	Not annualized.
(g)	Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.06% and 1.60%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.32% and 0.78%, respectively.
(h) Annualized.

Financial Highlights—(Continued)

	Class Z
Per Share Operating Performance:	For the Year Ended November 30, 2015	For the Period December 20, 2013(a) through November 30, 2014
Net asset value, beginning of period	$ 11.55	$ 10.00
Income (loss) from investment operations:
Net investment income(b)	0.10	0.09
Net realized and unrealized gain (loss)	(3.77)	1.72 (c)
Total from investment operations	(3.67)	1.81
Less dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.06)
Net realized gain	—	(0.09)
Return of capital	(0.29)	(0.11)
Total dividends and distributions to shareholders	(0.40)	(0.26)
Net increase (decrease) in net asset value	(4.07)	1.55
Net asset value, end of period	$ 7.48	$ 11.55

Total investment return(d)	(32.62)% (e)	18.02% (f)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 0.3	$ 1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.53% (g)	2.72% (h)
Ratio of expenses to average daily net assets (net of expense reduction)	1.11% (g)	1.21% (h)
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.56% (g)	(0.70) %(h)
Ratio of net investment income to average daily net assets (net of expense reduction)	0.98% (g)	0.81% (h)
Portfolio turnover rate	81	26% (f)

(a)	Commencement of operations.
(b)	Calculation based on average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Return assumes the reinvestment of all dividends and distributions at NAV.
(e)	The net asset value (NAV) disclosed in the November 30, 2015 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on November 30, 2015. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on November 30, 2015.
(f)	Not annualized.
(g)	Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.52% and 1.10%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.57% and 0.99%, respectively.
(h) Annualized.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.— Class A, Class C, Class I, Class R and Class Z Shares
THE USA PATRIOT ACT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.
What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.
Subscription Agreement
 1Account Type (Please print; indicate only one registration type)
□    A.    Individual or Joint Account*
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Name			Social Security Number**											Date of Birth
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Name of Joint Owner, if any			Social Security Number**											Date of Birth
Citizenship:	□ U.S. Citizen	□ Resident Alien

□    B.    Uniform Gifts/Transfers to Minors (UGMA/UTMA)
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Custodian’s name (only one permitted)			Social Security Number**											Date of Birth
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Minor’s name (only one permitted)			Social Security Number**											Date of Birth
under the					Uniform Gifts/Transfers to Minors Act
(state residence of minor)
Citizenship of custodian:	□ U.S. Citizen	□ Resident Alien

Citizenship of minor:	□ U.S. Citizen	□ Resident Alien

□    C.    Trust, Corporation, Retirement Plan or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement (if applicable)***
Check the box that describes the entity establishing the account:
□  U.S. Financial Institution governed by a federal regulator.
□  Bank governed by a U.S. state bank regulator.
□  Corporation. If Corporation, provide the tax classification:

certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange or NASDAQ. If so, please provide ticker symbol:

□  Retirement plan governed by ERISA.
□  Trust. Attach a copy of the Trust Agreement.
□  Partnership. Attach a copy of Partnership Agreement.
□  Limited Liability Company (LLC). If LLC, provide the tax classification:

(C = C corporation, S = S corporation, P = Partnership)†
□  U.S. Government Agency or Instrumentality.

□  Foreign correspondent account, foreign broker-dealer or foreign private banking account.
□  Other.

Attach copy of document that formed entity or by laws or similar document. Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Date not required for retirement plan.
†	If no classification is provided, per IRS regulations, your account will default to an S corporation.
 2Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Authorized Individual/Trustee			Social Security Number*											Date of Birth
			⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Authorized Individual/Trustee			Social Security Number*											Date of Birth
Citizenship:	□ U.S. Citizen	□ Resident Alien

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)
*	If applied for, include a copy of application for social security number.
 3Address
(If mailing address is a post office box, a street address is also required. APO, FPO and DPO addresses will be accepted.)
Registrant Street Address
( )
Street		Home Telephone Number
( )
City and State	Zip Code	Business Telephone Number
Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)
Address	City	State	Zip
 4Investment Information
Class of shares  (please check one):    □ A    □ C    □ I    □ R    □ Z
(Class A purchased if no box checked)
$

Amount to invest (must meet minimum investment requirement). Do not send cash. Investment will be paid for by
(please check one):
□  Check or draft made payable to “Cohen & Steers MLP & Energy Opportunity Fund, Inc.”
□  Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.
 5Cost Basis Information
Federal law requires mutual fund companies to report cost basis information to shareholders and to the Internal Revenue Service (“IRS”) on mutual fund shares acquired and subsequently redeemed after December 31, 2011 (“covered shares”). In order to provide you and the IRS with accurate cost basis accounting, you are being asked to select a cost basis method to be applied to your covered shares.
Please consult your tax adviser to determine which method best suits your individual tax situation.
If you do not elect a method, the Fund default method of Average Cost will apply until it is either revoked or changed by you.

Please check one of the following available cost basis methods:
□  Average Cost (ACST) — The purchase price of all shares in the account are averaged
□  First In, First Out (FIFO) — Depletes shares beginning with the earliest acquisition date
□  Last In, First Out (LIFO) — Depletes shares beginning with the most recent acquisition date
□  High Cost (HIFO) — Depletes shares beginning with the most expensive shares
□  Low Cost (LOFO) — Depletes shares beginning with the least expensive shares
□  Loss/Gain Utilization (LGUT) — Depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares
□  Specific Lot Identification — Depletes shares according to the lots chosen by the shareholder at the time of each redemption. If you choose this method, you will need to select a secondary cost basis method to be used for systematic redemptions in cases where the lots you designate are insufficient or unavailable. Please check one of the following:
□  First In, First Out (FIFO)
□  Last In, First Out (LIFO)
□  High Cost (HIFO)
□  Low Cost (LOFO)
□  Loss/Gain Utilization (LGUT)
Your elected cost basis method will be applied to all covered shares in this account and future accounts opened with the Cohen & Steers Funds that have the identical name, account type and registration as listed on this Subscription Agreement.
 6Automatic Investment Plan
A.	The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you (must meet automatic investment plan minimum requirement) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $ from my checking account beginning on	*.
(Month)
Please debit my account on (check one):     □    1st of Month□    15th of Month
B.	□ Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you (must meet automatic investment plan minimum requirement) deducted from your checking account.*
*	To initiate the Automatic Investment Plan or the Auto-Buy option, section 11 of this Subscription Agreement must be completed.
 7Reduced Sales Charge (Class A Only)
Aggregating Accounts or Rights of Accumulation
□  I apply for Aggregating Accounts reduced sales charges based on the following accounts:
□  I apply for Rights of Accumulation reduced sales charges based on the following accounts:
Account Name	Social Security Number
1.	⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
2.	⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
3.	⎢	⎢	⎢	⎢ -	⎢	⎢	⎢ -	⎢	⎢	⎢	⎢ ⎢
Letter of Intention
□  I am already investing under an existing Letter of Intention.
□  I agree to the Letter of Intention provisions in the Fund’s current Prospectus. During a 12 month period, I plan to invest a dollar amount of at least: □  $100,000        □  $250,000        □  $500,000        □   $1,000,000
Net Asset Value Purchase
□  I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

 8Exchange Privileges
Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)
□  I decline the exchange privilege.
 9Redemption Privileges
Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.
□  I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current Prospectus.
□  I wish to have redemption proceeds paid by wire (please complete Section 11).
 10Distribution Options
Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.
Dividends	□ Reinvest.	□ Pay in cash.
Capital Gains	□ Reinvest.	□ Pay in cash.
□  I wish to have my distributions paid by wire (please complete Section 11).
 11Bank of Record (for Wire Instructions and/or Automatic Investment Plan)
Please attach a voided check from your bank account.

Bank Name		Bank ABA Number

Street or P.O. Box		Bank Account Number

City and State	Zip Code	Account Name
 12Signature and Certifications
(a)	By signing this agreement, I represent and warrant that:
(1)	I have the full right, power, capacity and authority to invest in the Fund;
(2)	I am of legal age in my state of residence or am an emancipated minor;
(3)	All of the information on this agreement is true and correct; and
(4)	I will notify the Fund immediately if there is any change in this information.
(b)	I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.
(c)	I am aware that under the laws of certain states, the assets in my account may be transferred (escheated) to the state if no activity occurs in my account within a specified period of time.
(d)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:
(1)	The taxpayer identification number and tax status shown on this form are correct.
(2)	I am not subject to backup withholding because:
• I am exempt from backup withholding, OR
•  I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•  The IRS has notified me that I am no longer subject to backup withholding.
NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.
(3)	I am a U.S. person (including resident alien).
(e)	Additional Certification:
(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.
(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.
The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
x		x
Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above).
Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123
 For Authorized Dealer Use Only
We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the Subscription Agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number
( )
Branch Address	Telephone Number

Authorized Signature of Dealer	Date

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
To Obtain Additional Information about the Fund
If you would like additional information about Cohen & Steers MLP & Energy Opportunity Fund, Inc., the following documents are available to you without any charge either upon request or at www.cohenandsteers.com:
•	Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.
•	Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.
To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact us:
By telephone	(800) 437-9912
By mail	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	www.cohenandsteers.com
This information may also be available from your broker or financial intermediary. In addition, information about the Fund (including the Fund’s SAI) may be obtained from the SEC:
•	By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.
•	By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.
280 PARK AVENUE, NEW YORK, NEW YORK 10017
SEC File No. 811-22867
MLOPRO-0516